Condensed Consolidating Guarantor Financial Statements Details BS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 94,929	$ 70,643	$ 38,339	$ 50,285
Pawn loan fees and service charges receivable	16,539	16,689	15,544
Pawn loans	113,938	115,234	104,636
Consumer loans, net	1,239	1,450	1,618
Inventories	72,279	77,793	64,771
Prepaid expenses and other current assets	2,425	3,369	7,310
Deferred tax assets	5,190	5,044	1,148
Total current assets	306,539	290,222	233,366
Property and equipment, net	109,882	108,137	97,006
Goodwill, net	254,790	251,241	168,799
Other non-current assets	15,978	9,373	6,561
Deferred tax assets	0	0	0
Intercompany receivable	0	0	0
Investments in subsidiaries	0	0	0
Total assets	687,189	658,973	505,732
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	0	3,326	3,240
Accounts payable and accrued liabilities	37,184	38,023	30,827
Income taxes payable	3,377	7,412	0
Total current liabilities	40,561	48,761	34,067
Revolving unsecured credit facility	0	182,000	52,000
Notes payable, net of current portion	0	5,026	7,531
Senior unsecured notes	200,000	0	0
Deferred income tax liabilities	9,292	8,827	17,155
Intercompany payable	0	0	0
Total liabilities	249,853	244,614	110,753
Stockholders' equity:
Preferred stock	0	0	0
Common stock	394	394	393
Additional paid-in capital	177,225	176,675	175,144
Retained earnings	520,410	497,728	434,146
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(8,006)	(7,751)	(709)
Common stock held in treasury, at cost	(252,687)	(252,687)	(213,995)
Total stockholders' equity	437,336	414,359	394,979
Total liabilities and stockholders' equity	687,189	658,973	505,732
Parent Company [Member]
ASSETS
Cash and cash equivalents	51,606	24,674	19,464	12,145
Pawn loan fees and service charges receivable	0	0	0
Pawn loans	0	0	0
Consumer loans, net	0	0	0
Inventories	0	0	0
Prepaid expenses and other current assets	1,365	1,971	5,271
Deferred tax assets	906	907	1,148
Total current assets	53,877	27,552	25,883
Property and equipment, net	4,025	4,155	4,431
Goodwill, net	0	0	0
Other non-current assets	6,805	0	0
Deferred tax assets	0	0	0
Intercompany receivable	0	0	0
Investments in subsidiaries	748,735	751,785	582,319
Total assets	813,442	783,492	612,633
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable		3,326	3,240
Accounts payable and accrued liabilities	12,064	13,804	10,092
Income taxes payable	1,887	7,302	2,448
Total current liabilities	13,951	24,432	15,780
Revolving unsecured credit facility		182,000	52,000
Notes payable, net of current portion		5,026	7,531
Senior unsecured notes	200,000
Deferred income tax liabilities	883	881	1,781
Intercompany payable	161,272	156,794	140,562
Total liabilities	376,106	369,133	217,654
Stockholders' equity:
Preferred stock	0	0	0
Common stock	394	394	393
Additional paid-in capital	177,225	176,675	175,144
Retained earnings	512,707	490,280	433,656
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	(303)	(219)
Common stock held in treasury, at cost	(252,687)	(252,687)	(213,995)
Total stockholders' equity	437,336	414,359	394,979
Total liabilities and stockholders' equity	813,442	783,492	612,633
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	2,812	4,240	4,031	3,885
Pawn loan fees and service charges receivable	6,278	7,934	5,736
Pawn loans	47,361	56,566	41,518
Consumer loans, net	518	694	776
Inventories	29,770	33,817	24,855
Prepaid expenses and other current assets	0	0	0
Deferred tax assets	0	0	0
Total current assets	86,739	103,251	76,916
Property and equipment, net	47,687	47,374	38,565
Goodwill, net	152,981	149,470	95,755
Other non-current assets	4,037	6,020	3,244
Deferred tax assets	0	0	0
Intercompany receivable	0	0	0
Investments in subsidiaries	0	0	0
Total assets	291,444	306,115	214,480
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable		0	0
Accounts payable and accrued liabilities	7,217	6,942	5,435
Income taxes payable	0	0	0
Total current liabilities	7,217	6,942	5,435
Revolving unsecured credit facility		0	0
Notes payable, net of current portion		0	0
Senior unsecured notes	0
Deferred income tax liabilities	10,689	10,080	8,457
Intercompany payable	0	0	0
Total liabilities	17,906	17,022	13,892
Stockholders' equity:
Preferred stock	0	0	0
Common stock	0	0	0
Additional paid-in capital	0	0	0
Retained earnings	273,538	289,093	200,588
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	0	0	0
Common stock held in treasury, at cost	0	0	0
Total stockholders' equity	273,538	289,093	200,588
Total liabilities and stockholders' equity	291,444	306,115	214,480
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	40,511	41,729	14,844	34,255
Pawn loan fees and service charges receivable	10,261	8,755	9,808
Pawn loans	66,577	58,668	63,118
Consumer loans, net	721	756	842
Inventories	42,509	43,976	39,916
Prepaid expenses and other current assets	1,060	1,398	4,487
Deferred tax assets	4,284	4,137	0
Total current assets	165,923	159,419	133,015
Property and equipment, net	58,170	56,608	54,010
Goodwill, net	101,809	101,771	73,044
Other non-current assets	5,136	3,353	3,317
Deferred tax assets	7,249	6,943	267
Intercompany receivable	161,272	156,794	140,562
Investments in subsidiaries	0	0	0
Total assets	499,559	484,888	404,215
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable		0	0
Accounts payable and accrued liabilities	17,903	17,277	15,300
Income taxes payable	1,490	110	0
Total current liabilities	19,393	17,387	15,300
Revolving unsecured credit facility		0	0
Notes payable, net of current portion		0	0
Senior unsecured notes	0
Deferred income tax liabilities	4,969	4,809	7,184
Intercompany payable	0	0	0
Total liabilities	24,362	22,196	22,484
Stockholders' equity:
Preferred stock	0	0	0
Common stock	0	0	0
Additional paid-in capital	0	0	0
Retained earnings	482,900	470,140	382,221
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(7,703)	(7,448)	(490)
Common stock held in treasury, at cost	0	0	0
Total stockholders' equity	475,197	462,692	381,731
Total liabilities and stockholders' equity	499,559	484,888	404,215
Consolidating Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0	0	0
Pawn loan fees and service charges receivable	0	0	0
Pawn loans	0	0	0
Consumer loans, net	0	0	0
Inventories	0	0	0
Prepaid expenses and other current assets	0	0	(2,448)
Deferred tax assets	0	0	0
Total current assets	0	0	(2,448)
Property and equipment, net	0	0	0
Goodwill, net	0	0	0
Other non-current assets	0	0	0
Deferred tax assets	(7,249)	(6,943)	(267)
Intercompany receivable	(161,272)	(156,794)	(140,562)
Investments in subsidiaries	(748,735)	(751,785)	(582,319)
Total assets	(917,256)	(915,522)	(725,596)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable		0	0
Accounts payable and accrued liabilities	0	0	0
Income taxes payable	0	0	(2,448)
Total current liabilities	0	0	(2,448)
Revolving unsecured credit facility		0	0
Notes payable, net of current portion		0	0
Senior unsecured notes	0
Deferred income tax liabilities	(7,249)	(6,943)	(267)
Intercompany payable	(161,272)	(156,794)	(140,562)
Total liabilities	(168,521)	(163,737)	(143,277)
Stockholders' equity:
Preferred stock	0	0	0
Common stock	0	0	0
Additional paid-in capital	0	0	0
Retained earnings	(748,735)	(751,785)	(582,319)
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	0	0	0
Common stock held in treasury, at cost	0	0	0
Total stockholders' equity	(748,735)	(751,785)	(582,319)
Total liabilities and stockholders' equity	$ (917,256)	$ (915,522)	$ (725,596)